Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Adecoagro S.A.
Entity Central Index Key	0001499505
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Common Stock Outstanding	117,086,050